Goodwill and acquisition-related intangibles (Other acquisition-related intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	$ 3,054		$ 215
Acquisition-related intangibles, accumulated amortization	154		139
Acquisition-related intangibles, net	2,900		76
Acquired Finite-lived Intangible Asset, Amount	2,960		0
Amortization of acquisition-related intangibles	111		48		48
Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period, minimum	4
Acquisition-related intangibles, amortization period, maximum	10
Acquisition-related intangibles, gross carrying amount	2,089		155
Acquisition-related intangibles, accumulated amortization	91		100
Acquisition-related intangibles, net	1,998		55
Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period, minimum	5
Acquisition-related intangibles, amortization period, maximum	8
Acquisition-related intangibles, gross carrying amount	822		26
Acquisition-related intangibles, accumulated amortization	34		18
Acquisition-related intangibles, net	788		8
Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period, minimum	2
Acquisition-related intangibles, amortization period, maximum	10
Acquisition-related intangibles, gross carrying amount	50		34
Acquisition-related intangibles, accumulated amortization	29		21
Acquisition-related intangibles, net	21		13
In-process R&D [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquired Finite-lived Intangible Asset, Amount	$ 93	[1]	$ 0	[1]

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.